Redeemable, Convertible Preferred Stock - Narrative (Details) $ in Thousands		3 Months Ended
	Feb. 08, 2023 shares	Mar. 31, 2023 USD ($) shares
Temporary Equity [Line Items]
Conversion ratio	1
In-kind payment of preferred dividend | $		$ 241,529
Common Stock Dividends, Shares	24,152,942
Common Stock
Temporary Equity [Line Items]
Issuance of Class B common stock to Sponsor (in shares)		153,895,644